Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM INVESTMENTS
Short-term investments	$ 7,123	$ 28,400
LONG-TERM INVESTMENTS
Long-term investments	228,548	230,474
Total	235,671	258,874	$ 129,890
Recurring fair value measurement
LONG-TERM INVESTMENTS
Total	235,439	240,244
Recurring fair value measurement | Convertible debt
SHORT-TERM INVESTMENTS
Short-term investments	6,891	9,770
LONG-TERM INVESTMENTS
Long-term investments	207,755	211,164
Recurring fair value measurement | Common shares held
LONG-TERM INVESTMENTS
Long-term investments	18,507	17,682
Recurring fair value measurement | Warrants and other
LONG-TERM INVESTMENTS
Long-term investments	2,286	1,628
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
LONG-TERM INVESTMENTS
Total	18,507	17,682
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Convertible debt
SHORT-TERM INVESTMENTS
Short-term investments	0	0
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Common shares held
LONG-TERM INVESTMENTS
Long-term investments	18,507	17,682
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Warrants and other
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Significant other observable inputs (Level 2)
LONG-TERM INVESTMENTS
Total	216,932	222,562
Recurring fair value measurement | Significant other observable inputs (Level 2) | Convertible debt
SHORT-TERM INVESTMENTS
Short-term investments	6,891	9,770
LONG-TERM INVESTMENTS
Long-term investments	207,755	211,164
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common shares held
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Warrants and other
LONG-TERM INVESTMENTS
Long-term investments	2,286	1,628
Recurring fair value measurement | Significant unobservable inputs (Level 3)
LONG-TERM INVESTMENTS
Total	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Convertible debt
SHORT-TERM INVESTMENTS
Short-term investments	0	0
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common shares held
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Warrants and other
LONG-TERM INVESTMENTS
Long-term investments	$ 0	$ 0